Fair Value (Reconciliation of Assets and Liabilities Measured at Fair Value on Recurring Basis Using Level 3 Inputs) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2016	Sep. 30, 2015
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		¥ 1,312,009	¥ 1,312,381
Total gains (losses) for the period included in earnings, Assets		(79,080)	(14,877)
Total gains (losses) for the period included in other comprehensive income, Assets		(50,829)	5,206
Purchases, Assets		278,259	440,545
Issues, Assets		(417)	(1,281)
Sales, Assets		(70,585)	(111,880)
Settlements, Assets		(283,327)	(279,460)
Transfers into Level 3, Assets	[1]	51,133	47,380
Transfers out of Level 3, Assets	[1]	(35,690)	(22,484)
Level 3 assets, Ending balance		1,121,473	1,375,530
Change in unrealized gains (losses) included in earnings for assets still held at period end		(66,431)	(3,096)
Level 3 liabilities, Beginning balance		(9,821)	36,293
Total gains (losses) for the period included in earnings, Liabilities		4,188	32,922
Total gains (losses) for the period included in other comprehensive income, Liabilities		5,993	(572)
Purchases, Liabilities			(2,271)
Issues, Liabilities		837
Sales, Liabilities
Settlements, Liabilities		(8,530)	(12,167)
Transfers into Level 3, Liabilities	[1]	6,791	5,652
Transfers out of Level 3, Liabilities	[1]	(15,678)	(4,698)
Level 3 liabilities, Ending balance		(36,582)	(9,541)
Change in unrealized gains (losses) included in earnings for liabilities still held at period end		6,001	33,242
Others [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 liabilities, Beginning balance		(9,821)	36,293
Total gains (losses) for the period included in earnings, Liabilities	[2]	4,188	32,922
Total gains (losses) for the period included in other comprehensive income, Liabilities		5,993	(572)
Purchases, Liabilities			(2,271)
Issues, Liabilities		837
Settlements, Liabilities		(8,530)	(12,167)
Transfers into Level 3, Liabilities	[1]	6,791	5,652
Transfers out of Level 3, Liabilities	[1]	(15,678)	(4,698)
Level 3 liabilities, Ending balance		(36,582)	(9,541)
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	[2]	6,001	33,242
Trading Account Assets, Trading Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	[3]	879,946	847,840
Total gains (losses) for the period included in earnings, Assets	[3],[4]	(86,056)	(2,871)
Purchases, Assets	[3]	136,497	277,395
Sales, Assets	[3]	(67,356)	(110,421)
Settlements, Assets	[3]	(118,887)	(109,141)
Transfers into Level 3, Assets	[1],[3]	48,105	46,277
Transfers out of Level 3, Assets	[1],[3]	(26,875)	(15,303)
Level 3 assets, Ending balance	[3]	765,374	933,776
Change in unrealized gains (losses) included in earnings for assets still held at period end	[3],[4]	(80,271)	(5,835)
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total gains (losses) for the period included in earnings, Assets		(1,203)
Transfers into Level 3, Assets	[1]	11,315
Level 3 assets, Ending balance		10,112
Change in unrealized gains (losses) included in earnings for assets still held at period end		(1,203)
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		2,467
Total gains (losses) for the period included in earnings, Assets		84
Sales, Assets		(2,551)
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		57,470	66,197
Total gains (losses) for the period included in earnings, Assets		(5,793)	(466)
Purchases, Assets		16,168	65,667
Sales, Assets		(16,302)	(16,394)
Settlements, Assets		(50,611)	(53,314)
Transfers out of Level 3, Assets	[1]	(6)
Level 3 assets, Ending balance		926	61,690
Change in unrealized gains (losses) included in earnings for assets still held at period end		(132)	(490)
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		98,236	96,918
Total gains (losses) for the period included in earnings, Assets		(5,524)	(523)
Purchases, Assets		2,063	78,538
Sales, Assets		(1,058)	(51,125)
Settlements, Assets		(55,571)	(8,530)
Transfers into Level 3, Assets	[1],[5]	36,790	19,549
Transfers out of Level 3, Assets	[1],[5]	(26,869)	(15,303)
Level 3 assets, Ending balance		48,067	119,524
Change in unrealized gains (losses) included in earnings for assets still held at period end		(5,098)	(577)
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		23,540	38,730
Total gains (losses) for the period included in earnings, Assets		(9,188)	(17)
Purchases, Assets		38,086
Settlements, Assets		(3,956)	(4,517)
Transfers into Level 3, Assets	[1]		643
Level 3 assets, Ending balance		48,482	34,839
Change in unrealized gains (losses) included in earnings for assets still held at period end		(8,817)	(62)
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		630,247	586,635
Total gains (losses) for the period included in earnings, Assets		(61,503)	(2,440)
Purchases, Assets		79,336	128,045
Sales, Assets		(47,445)	(42,410)
Settlements, Assets		(7,914)	(42,780)
Transfers into Level 3, Assets	[1]		26,085
Level 3 assets, Ending balance		592,721	653,135
Change in unrealized gains (losses) included in earnings for assets still held at period end		(61,717)	(4,383)
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		35,944	37,812
Total gains (losses) for the period included in earnings, Assets		(3,807)	(323)
Level 3 assets, Ending balance		32,137	37,489
Change in unrealized gains (losses) included in earnings for assets still held at period end		(3,807)	(323)
Trading Account Assets, Trading Securities [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		32,042	21,548
Total gains (losses) for the period included in earnings, Assets		878	898
Purchases, Assets		844	5,145
Sales, Assets			(492)
Settlements, Assets		(835)
Level 3 assets, Ending balance		32,929	27,099
Change in unrealized gains (losses) included in earnings for assets still held at period end		503
Trading Account Assets, Trading Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		31,254	39,250
Total gains (losses) for the period included in earnings, Assets	[4]	6,608	(5,081)
Total gains (losses) for the period included in other comprehensive income, Assets		(911)	150
Purchases, Assets		544	1,898
Issues, Assets		(417)	(1,281)
Settlements, Assets		(7,722)	(279)
Transfers into Level 3, Assets	[1]	1,535	1,006
Transfers out of Level 3, Assets	[1]	(3,134)	(5,689)
Level 3 assets, Ending balance		27,757	29,974
Change in unrealized gains (losses) included in earnings for assets still held at period end	[4]	14,318	2,849
Trading Account Assets, Trading Derivatives [Member] | Interest Rate Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		38,213	29,074
Total gains (losses) for the period included in earnings, Assets		(496)	(1,288)
Total gains (losses) for the period included in other comprehensive income, Assets		(597)	35
Purchases, Assets			8
Issues, Assets			(2)
Settlements, Assets		(4,428)	2,251
Transfers into Level 3, Assets	[1]	1,139	338
Transfers out of Level 3, Assets	[1]	(817)	(2,020)
Level 3 assets, Ending balance		33,014	28,396
Change in unrealized gains (losses) included in earnings for assets still held at period end		3,205	(114)
Trading Account Assets, Trading Derivatives [Member] | Foreign Exchange Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		1,235	8,401
Total gains (losses) for the period included in earnings, Assets		417	1,390
Total gains (losses) for the period included in other comprehensive income, Assets		105	13
Purchases, Assets		477	864
Issues, Assets		(10)	(802)
Settlements, Assets		(1,289)	(3,580)
Transfers into Level 3, Assets	[1]	396	600
Transfers out of Level 3, Assets	[1]	(2,354)	(4,196)
Level 3 assets, Ending balance		(1,023)	2,690
Change in unrealized gains (losses) included in earnings for assets still held at period end		1,231	1,300
Trading Account Assets, Trading Derivatives [Member] | Equity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		(7,915)	5,906
Total gains (losses) for the period included in earnings, Assets		7,279	(5,915)
Total gains (losses) for the period included in other comprehensive income, Assets		(384)	75
Purchases, Assets		56	131
Issues, Assets		(56)	(131)
Settlements, Assets		(2,125)	(1,445)
Transfers out of Level 3, Assets	[1]	37
Level 3 assets, Ending balance		(3,108)	(1,379)
Change in unrealized gains (losses) included in earnings for assets still held at period end		9,678	625
Trading Account Assets, Trading Derivatives [Member] | Commodity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		(345)	(933)
Total gains (losses) for the period included in earnings, Assets		(250)	522
Total gains (losses) for the period included in other comprehensive income, Assets		(18)	(19)
Purchases, Assets		11	895
Issues, Assets		(351)	(346)
Settlements, Assets		97	(59)
Level 3 assets, Ending balance		(856)	60
Change in unrealized gains (losses) included in earnings for assets still held at period end		415	939
Trading Account Assets, Trading Derivatives [Member] | Credit Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		66	(3,198)
Total gains (losses) for the period included in earnings, Assets		(342)	210
Total gains (losses) for the period included in other comprehensive income, Assets		(17)	46
Settlements, Assets		23	2,554
Transfers into Level 3, Assets	[1]		68
Transfers out of Level 3, Assets	[1]		527
Level 3 assets, Ending balance		(270)	207
Change in unrealized gains (losses) included in earnings for assets still held at period end		(211)	99
Investment Securities, Available-for-sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		375,274	401,837
Total gains (losses) for the period included in earnings, Assets	[6]	(1,944)	(7,442)
Total gains (losses) for the period included in other comprehensive income, Assets		(49,778)	5,056
Purchases, Assets		138,693	158,726
Sales, Assets		(42)	(283)
Settlements, Assets		(156,705)	(170,040)
Transfers into Level 3, Assets	[1]	39	97
Transfers out of Level 3, Assets	[1]	(5,681)	(1,492)
Level 3 assets, Ending balance		299,856	386,459
Change in unrealized gains (losses) included in earnings for assets still held at period end	[6]	151	(59)
Investment Securities, Available-for-sale Securities [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		20,941	29,649
Total gains (losses) for the period included in other comprehensive income, Assets		(2,674)	(436)
Purchases, Assets		258	529
Settlements, Assets		(255)	(5,811)
Level 3 assets, Ending balance		18,270	23,931
Investment Securities, Available-for-sale Securities [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		23,595	19,284
Total gains (losses) for the period included in earnings, Assets		408	463
Total gains (losses) for the period included in other comprehensive income, Assets		(513)	204
Purchases, Assets		9,086	751
Sales, Assets		(42)	(283)
Settlements, Assets		(4,964)	(1,209)
Transfers into Level 3, Assets	[1],[5]	39	97
Transfers out of Level 3, Assets	[1],[5]	(5,681)	(1,492)
Level 3 assets, Ending balance		21,928	17,815
Change in unrealized gains (losses) included in earnings for assets still held at period end		151	(52)
Investment Securities, Available-for-sale Securities [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		15	93
Settlements, Assets			(74)
Level 3 assets, Ending balance		15	19
Investment Securities, Available-for-sale Securities [Member] | Debt Securities [Member] | Commercial Mortgage-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		3,764	3,785
Total gains (losses) for the period included in other comprehensive income, Assets		(400)	232
Settlements, Assets		(43)	(46)
Level 3 assets, Ending balance		3,321	3,971
Investment Securities, Available-for-sale Securities [Member] | Debt Securities [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		158,281	166,723
Total gains (losses) for the period included in earnings, Assets		(2,352)	(7,986)
Total gains (losses) for the period included in other comprehensive income, Assets		(21,435)	2,467
Purchases, Assets		120,722	155,994
Settlements, Assets		(142,666)	(155,421)
Level 3 assets, Ending balance		112,550	161,777
Change in unrealized gains (losses) included in earnings for assets still held at period end			(7)
Investment Securities, Available-for-sale Securities [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		168,678	182,303
Total gains (losses) for the period included in earnings, Assets			81
Total gains (losses) for the period included in other comprehensive income, Assets		(24,756)	2,589
Purchases, Assets		8,627	1,452
Settlements, Assets		(8,777)	(7,479)
Level 3 assets, Ending balance		143,772	178,946
Investment Securities, Other Investment Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		24,689	22,537
Total gains (losses) for the period included in earnings, Assets	[2]	2,487	425
Purchases, Assets		2,077	2,435
Sales, Assets		(3,162)	(1,024)
Settlements, Assets		(13)
Level 3 assets, Ending balance		26,078	24,373
Change in unrealized gains (losses) included in earnings for assets still held at period end	[2]	(301)	(143)
Others [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		846	917
Total gains (losses) for the period included in earnings, Assets	[2]	(175)	92
Total gains (losses) for the period included in other comprehensive income, Assets		(140)
Purchases, Assets		448	91
Sales, Assets		(25)	(152)
Transfers into Level 3, Assets	[1]	1,454
Level 3 assets, Ending balance		2,408	948
Change in unrealized gains (losses) included in earnings for assets still held at period end	[2]	¥ (328)	¥ 92

[1]	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the period.
[2]	Included in Trading account profits (losses)-net.
[3]	Includes Trading securities measured under the fair value option.
[4]	Included in Trading account profits (losses)-net and in Foreign exchange gains (losses)-net.
[5]	Transfers out of, and transfers into, Level 3 for corporate bonds were due principally to changes in the impact of unobservable creditworthiness inputs of the private placement bonds.
[6]	Included in Investment securities gains-net.